ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Acquisition [Abstract]
Schedule of purchase price allocation of acquisition
The total purchase price was allocated to the assets acquired and the liabilities assumed based on the fair value of the total consideration transferred at the closing date of the acquisition.

February 13,
2024
Assets acquired and liabilities assumed
Exploration and evaluation assets	$29.3
Current assets	0.3
$29.6
Consideration transferred
Share consideration	$28.2
Less: Cash and cash equivalents acquired	(0.1)
28.1
Transaction costs	1.5
$29.6